Expense Example {- Asset Manager Portfolio} - 02.28 VIP Asset Manager Portfolio Investor PRO-11 - Asset Manager Portfolio - VIP Asset Manager Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847